Stock Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Stock Compensation
Schedule of summary of Company's stock option activity

				Weighted average			Weighted average			Aggregate
	Number of shares			exercise price			Contractual Term			Intrinsic Value
	December 31,			December 31,			(in years)			($000)
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Outstanding, beginning of year	20,909	48,097	70,616	$14.20	$18.59	$19.12
Granted	—	—	—	—	—	—
Exercised	(20,909)	—	—	14.20	—	—
Forfeited or expired	—	(27,188)	(22,519)	—	21.20	20.24
Outstanding, end of year	—	20,909	48,097	$—	$14.20	$18.59	0.00	0.73	0.99	$0	$120,242	$49,842
Exercisable, end of year	—	20,909	46,725	$—	$14.20	$18.72	0.00	0.73	0.97	$0	$120,242	$46,874